Operating Expenses by Nature	6 Months Ended
Jun. 30, 2023
Operating Expenses by Nature
Operating Expenses by Nature

11. Operating expenses by nature[1]

	For the three months ended June 30		For the six months ended June 30
	2023	2022	2023	2022
Employee costs [2,3]	$4,059	$2,721	$7,223	$5,430
Office, insurance and other expenses	1,295	883	2,459	1,778
Professional services [3]	519	776	3,345	1,298
Amortization	93	92	184	189
Total operating expenses	$5,966	$4,472	$13,211	$8,695
1	Includes general administration costs and business development costs.
2	Includes share-based compensation expense of $1,276 for the three months ended June 30, 2023 (2022: $1,230) and $2,902 for the six months ended June 30, 2023 (2022: $2,566).
3	Certain costs have been presented within business development costs due to their nature.